Long-Term Debt	12 Months Ended
Dec. 31, 2025
Long-term Debt [Abstract]
Long-term Debt
26. LONG-TERM DEBT
Bonds, notes and debentures are at fixed interest rates
and are unsecured unless noted below.
Included
are certain bankers’ acceptances and commercial paper
where the Company has the intention and the
unencumbered ability to refinance the obligations for a period greater than one year.
Long-term debt as at December 31 consisted of the following:
Weighted average interest
rate
(1)
millions of dollars 2025 2024 Maturity 2025 2024
Florida Electric Utility
Senior unsecured notes 4.46% 4.36% 2029 - 2051 $
6,271 $
5,720
Canadian Electric Utilities
NSPI – Commercial paper
(2)
Variable Variable 2029 $
559 $
177
NSPI – Senior unsecured notes 4.98% 5.12% 2026 - 2097
3,114
3,184
$
3,673 $
3,361
Gas Utilities and Infrastructure
PGS – Senior unsecured notes 5.63% 5.63% 2028 - 2053 $
1,268 $
1,331
NMGC – Senior unsecured notes 3.78% 3.78% 2026 - 2051
665
698
EBP – Secured loan notes Variable Variable 2028
219
250
$
2,152 $
2,279
Other Electric Utilities
Unsecured loan notes 4.08% 4.06% 2026 - 2032 $
142 $
143
Unsecured loan notes Variable Variable 2027 - 2028
113
104
Secured senior notes and debentures
(3)
2.19% 2.38% 2026 - 2040
171
169
$
426 $
416
Other
Unsecured loan notes
Variable Variable 2026 - 2029 $
723 $
992
Senior unsecured notes 3.99% 3.99% 2026 - 2046
3,358
3,525
Senior unsecured notes 4.84% 4.84% 2030
500
500
Fixed to floating subordinated notes
(4)
6.75% 6.75% 2076
1,645
1,727
Junior subordinated notes 6.80% 7.63% 2054 - 2056
1,713
720
$
7,939 $
7,464
Adjustments
Debt issuance costs $ (144) $ (137)
Classification as liabilities held for sale
(5)
(663) (696)
Amount due within one year
(6)
(1,201) (234)
$ (2,008) $ (1,067)
Long-Term Debt $
18,453 $
18,173
(1) Weighted average interest rate of fixed rate long-term
debt.
(2) Discount notes are backed by a revolving
credit facility which matures in 2029.
(3) Notes are issued and payable in either
USD or BBD.
(4) In 2025, the Company recognized $ 113
million in interest expense (2024 – $
110
million) related to its fixed to floating subordinated
notes.
(5) On August 5, 2024, Emera announced
an agreement to sell NMGC. Since Q3
2024, NMGC's liabilities were classified
as held for sale.
For further details on the pending transaction,
refer to note 4.
(6) Excludes NMGC amounts which are
classified as current liabilities associated
with assets held for sale.
The Company’s total long-term revolving and non-revolving
credit facilities, outstanding borrowings and
available capacity as at December 31 were as follows:
millions of dollars Maturity 2025 2024
Emera – committed revolving credit facility
(1)
June 2029 $
1,300 $
1,300
NSPI – revolving credit facility
(1)
June 2029
800
800
Emera – Unsecured non-revolving credit facility February 2027
200
200
Total $
2,300 $
2,300
Less:
Borrowings under credit facilities
1,284
1,169
Letters of credit issued inside credit facilities
17
12
Use of available facilities $
1,301 $
1,181
Available capacity under existing agreements $
999 $
1,119
(1) Advances on the revolving credit facility can be
made by way of overdraft on accounts up
to $
50
million.
Debt Covenants
Emera and its subsidiaries have debt covenants associated
with their credit facilities. Covenants are
tested regularly and the Company is in compliance with
covenant requirements. Emera’s significant
covenants are listed below:
As at
Financial Covenant Requirement December 31, 2025
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.53
: 1
Recent Significant Financing Activity by Segment
Florida Electric Utility
On March 6, 2025, TEC issued $ 600
million USD of senior unsecured notes that bear
interest at
5.15
per
cent with a maturity date of March 1, 2035
.
Other
On February 20, 2026, Emera amended its $ 200
million unsecured non-revolving facility to extend the
maturity date from February 20, 2026
to
February 19, 2027 . There were no other material changes to the terms from the prior agreement.
On September 25, 2025, EUSHI Finance, EUSHI, and Emera
filed a shelf registration statement on Form
F-10 and Form F-3 (“Registration Statement”), with the
Nova Scotia Securities Commission (“NSSC”) and
the US Securities and Exchange Commission (“SEC”)
under the US/Canada Multijurisdictional Disclosure
System. The Registration Statement was filed in connection
with the prospective offer and issue by
EUSHI Finance of one or more series of senior and/or
subordinated unsecured debt securities (“Debt
Securities”), in an aggregate principal amount of up to
$
3
billion USD, during the
25 -month period that the
short form base shelf prospectus contained in the Registration
Statement (“Base Shelf Prospectus”),
including any further amendments thereto, remains valid.
The Debt Securities may be offered in one or
more transactions, at prices, with maturities and on terms
to be set forth in one or more prospectus
supplements to be filed with the NSSC and the SEC at the time of any such offering.
On October 3, 2025, EUSHI Finance completed an issuance
of $
750
million USD fixed-to-fixed reset rate
junior subordinated notes, pursuant to the prospectus
supplement dated September 29, 2025, to the
Base Shelf Prospectus. The notes initially bear interest
at a rate of
6.25
per cent, and will reset on
April 1,
2031 , and every five years
thereafter, to a rate per annum
equal to the five-year US treasury rate plus
2.509
per cent, subject to an interest rate floor of
6.25
per cent. The notes mature on April 1, 2056.
EUSHI Finance, at its option, may redeem the notes,
in whole or in part,
90 days
prior to the first interest
reset date, and any semi-annual interest payment
date thereafter, at a redemption
price equal to the
principal amount, plus accrued and unpaid interest on the notes to be redeemed, in accordance with the
terms of the prospectus supplement; and otherwise, at
the times and the redemption prices described in
the prospectus supplement. The notes are fully and
unconditionally guaranteed, on a joint, several and
subordinated basis, by Emera, and EUSHI.
On February 20, 2025, Emera amended its $ 200
million unsecured non-revolving facility to extend the
maturity date from February 20, 2025
to
February 20, 2026 . There were no other material changes to the terms from the prior agreement.
Long-Term Debt Maturities
As at December 31, 2025, long-term debt maturities, including capital lease obligations, for each of the
next five years and in aggregate thereafter are as follows:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Florida Electric Utility $ -
$ -
$ -
$
685 $ -
$
5,586 $
6,271
Canadian Electric Utilities
40 -
-
599 -
3,034
3,673
Gas Utilities and
Infrastructure
(1)
127
31
637 -
-
1,357
2,152
Other Electric Utilities
102
90
126
18
54
36
426
Other
1,028
200 -
522
500
5,689
7,939
Total $
1,297 $
321 $
763 $
1,824 $
554 $
15,702 $
20,461
(1) Includes NMGC maturities classified as held
for sale.